INCOME TAXES (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 42.3	$ 41.2